SIGNIFICANT ACCOUNTING POLICIES - Rentals and Leases (Details)	12 Months Ended
Dec. 31, 2019
Lessor, Operating Lease, Description [Abstract]
Lessor, Operating Lease, Existence of Lessee Option to Purchase Underlying Asset [true false]	false
Minimum
Lessee, Lease, Description [Line Items]
Renewal term - Operating	1 month
Lessor, Operating Lease, Description [Abstract]
Lessor, Operating Lease, Term of Contract	1 year
Maximum
Lessor, Operating Lease, Description [Abstract]
Lessor, Operating Lease, Term of Contract	5 years